Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2017
Compensation and benefits
in	2Q17	1Q17	2Q16	6M17	6M16
Compensation and benefits (CHF million)
Salaries and variable compensation	2,196	2,346	2,367	4,542	4,533
Social security	204	156	211	360	358
Other [1]	142	156	156	298	325
Compensation and benefits	2,542	2,658	2,734	5,200	5,216
1 Includes pension and other post-retirement expense of CHF 53 million, CHF 64 million, CHF 80 million, CHF 117 million and CHF 159 million in 2Q17, 1Q17, 2Q16, 6M17 and 6M16, respectively.

Bank
Compensation and benefits
in	6M17	6M16
Compensation and benefits (CHF million)
Salaries and variable compensation	4,461	4,489
Social security	353	355
Other [1]	474	475
Compensation and benefits	5,288	5,319
1 Includes pension and other post-retirement expense of CHF 295 million and CHF 310 million in 6M17 and 6M16, respectively.